SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Disaggregaion of revenues) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net revenue
Total net revenue	$ 817,501	¥ 5,620,728	¥ 5,543,350	¥ 3,237,991
Account management service
Net revenue
Total net revenue		1,625,461
PRC
Net revenue
Total net revenue		5,620,728
PRC | Loan facilitation service
Net revenue
Total net revenue		3,413,052
PRC | Post-origination Service
Net revenue
Total net revenue		290,728
PRC | Account management service
Net revenue
Total net revenue		1,625,461
PRC | Others
Net revenue
Total net revenue		¥ 291,487